Consolidated Statement of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)		Dec. 31, 2019 CNY (¥)
Operating activities
Profit before tax	¥ 451,710	$ 71,447	¥ 971,864		¥ 1,033,319
Adjustments:
Amortization of intangible asset	38,957	6,162	1,012		1,012
Bad debt written off/(recovered)	(5)	(1)	40		0
Depreciation of investment property	355	56	376		380
Depreciation of property, plant and equipment	492,826	77,952	450,092		422,859
Depreciation of right-of-use assets	41,458	6,558	43,127	[1]	40,958	[1]
Dividend income from quoted equity securities	(168)	(26)	(166)		(959)
Exchange (gain)/loss	3,271	518	(1,827)		(4,679)
Fair value loss/(gain) on foreign exchange forward contract	0	0	(999)		5,529
Fair value (gain)/loss on quoted equity securities	(138)	(22)	1,196		(1,118)
Finance costs	115,928	18,337	151,170		131,796
(Gain)/loss on disposal of:
- property, plant and equipment	(1,224)	(194)	4,183		645
- quoted equity securities	(5,416)	(857)	(874)		(11,528)
- right-of-use assets	(14,714)	(2,327)	(2,574)		(9,237)
Government grants	(152,932)	(24,190)	(209,793)		(122,371)
Interest income	(132,083)	(20,892)	(166,970)		(177,261)
Impairment losses on development property	0	0	0		3,039
Impairment losses on property, plant and equipment	7,227	1,143	3,920		3,950
Impairment losses /(reversal of impairment losses) on trade receivables	(7,987)	(1,263)	(13,849)		32,340
Impairment losses /(reversal of impairment losses) on non-trade receivables	(538)	(85)	638
Property, plant and equipment written off	1,134	179	7,417		4,137
Provision for onerous contract	(8,810)	(1,394)	11,323		2,316
Impairment losses/(Reversal of write-down) of inventories, net	(9,010)	(1,425)	27,978		17,022
Inventories written off	10,085	1,595	0		0
Share of (profit)/loss of associates and joint ventures, net of tax	95,895	15,168	58,970		(19,034)
Write-back of trade and other payables	0	0	(1,052)		(2,087)
Profit before tax after adjustments	925,821	146,439	1,335,202		1,351,028
Changes in working capital
Increase in inventories	(740,835)	(117,179)	(1,687,639)		(314,904)
(Increase)/decrease in trade and other receivables and capitalized contract cost	1,105,093	174,796	(238,571)		(514,163)
Increase/(decrease) in trade and other payables and contract liabilities	(614,601)	(97,213)	2,241,327		1,294,214
Increase in development properties	(202)	(31)	(75)		(71)
Cash flows from operating activities	675,276	106,812	1,650,244		1,816,104
Income taxes paid	(170,720)	(27,003)	(234,876)		(233,088)
Net cash flows from operating activities	504,556	79,809	1,415,368		1,583,016
Investing activities
Payment for trademark usage fee	0	0	0		(169,811)
Additional investment in subsidiaries	0	0	0		(114)
Additional investment in a joint ventures	(17,640)	(2,790)	0		(41,160)
Development costs	(287,480)	(45,472)	(500,147)		(345,128)
Dividend received from:
- joint ventures	0	0	0		821
- quoted equity securities	135	21	166		959
Interest received	125,004	19,772	171,556		173,745
Proceeds from disposal of:
- property, plant and equipment	405	64	2,385		1,178
- quoted equity securities	6,500	1,026	1,354		16,429
- right-of-use assets	34,123	5,397	5,772		11,008
Proceeds from government grants	51,862	8,203	123,178		191,491
Purchase of property, plant and equipment	(572,047)	(90,482)	(584,676)		(749,087)
Tax and relevant expenses in relation to disposal of subsidiary	0	0	0		(38,887)	[2]
Withdrawal/(placement) of fixed deposits with banks, net	(79,695)	(12,606)	(5,341)		138,079
Net cash flows used in investing activities	(738,848)	(116,867)	(785,753)		(810,477)
Dividends paid to:
- equity holders of the company	(448,712)	(70,974)	(245,871)		(238,758)
- non-controlling interests	(223,917)	(35,418)	(205,525)		(203,167)
Interest paid and discounting on bills receivable	(115,813)	(18,318)	(148,793)		(139,118)
Payment of principal portion of lease liabilities	(23,121)	(3,657)	(35,363)		(48,365)
Proceeds from borrowings	1,938,920	306,684	2,230,000		2,040,752
Repayment of borrowings	(1,965,920)	(310,955)	(2,056,280)		(2,000,773)
Net cash flows used in financing activities	(838,563)	(132,638)	(461,832)		(589,429)
Net increase/(decrease) in cash and cash equivalents	(1,072,855)	(169,696)	167,783		183,110
Cash and cash equivalents at January 1	5,877,647	929,684	5,753,268		5,559,890
Effect of exchange rate changes on balances in foreign currencies	(16,573)	(2,622)	(43,404)		10,268
Cash and cash equivalents at December 31	¥ 4,788,219	$ 757,366	¥ 5,877,647		¥ 5,753,268

[1]	In 2020, COVID-19 related rent rebate received from lessors of RMB 0.2 million has been offset against the depreciation of right-of-use assets.
[2]	This relates to retention money deposited in a joint signatory account with the buyer of LKNII for payment of tax payable for the disposal of LKNII in 2018, which had been settled in 2019.